SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 14, 2022	May 04, 2022	Apr. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Common stock shares value for services, amount			$ 60,000	$ 60,000	$ 5,250	$ 110,835	$ 210,440
Warrants exercised	1,950,000	750,000		0
Common stock shares issued for services, shares			1,000,000			1,513,719
Convertible Debt [Member]
Warrants exercised	1,950,000	750,000	500,000
Warrants exercised value	$ 78,000	$ 30,000
Warrant term			18 years
Exercise price			$ 0.12
Convertible note issued			$ 275,000
Interest rate			8.00%
Convertible notes payable			$ 25,000